UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-06404)

American Strategic Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/13

Date of reporting period: 11/30/12

Schedule of Investments     |     November 30, 2012 (unaudited)

American Strategic Income Portfolio (ASP)

Item 1. Schedule of Investments.

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶
(Percentages of each investment category relate to total net assets)

Whole Loans ¥ p — 40.4%
Commercial Loans — 36.7%
Chicago Social Security Building, Chicago, IL, 4.78%, 6/1/22	5/31/12	$2,322,642	$2,322,642	$2,438,774
Copper Junction, Copper Mountain, CO, 6.38%, 7/1/17	6/14/07	1,827,845	1,827,845	1,919,237
Hampden Medical Office, Englewood, CO, 7.38%, 10/1/12	9/9/02	1,243,509	1,243,509	794,301
La Costa Meadows Industrial Park I, San Marcos, CA, 6.78%, 7/1/17	6/28/07	1,243,734	1,243,734	1,305,921
La Costa Meadows Industrial Park II, San Marcos, CA, 7.53%, 7/1/17	6/28/07	1,992,965	1,992,965	2,012,895
Minikahda Mini Storage IV, Minneapolis, MN, 7.15%, 7/1/15	2/28/06	1,591,305	1,591,305	1,623,131
Naples Boat Club, Naples, FL, 6.43%, 1/1/17	12/28/06	1,501,269	1,501,269	1,576,333
Palace Court, Santa Fe, NM, 5.88%, 1/1/13 ¶	10/2/06	1,858,913	1,858,913	1,858,913
Par 3 Office Building, Bend, OR, 6.63%, 8/1/13	8/3/06	1,864,861	1,864,861	1,527,867
Perkins Restaurant, Maple Grove, MN, 6.38%, 1/1/18	12/23/05	1,301,724	1,301,724	1,366,810
Stephens Center, Missoula, MT, 6.88%, 9/1/15	4/20/06	1,675,120	1,675,120	1,758,876
The Storage Place, Marana, AZ, 6.65%, 1/1/13 ♦	12/20/07	3,188,886	3,188,886	1,954,787

			21,612,773	20,137,845

Multifamily Loans — 3.3%
Hunt Club Apartments, Waco, TX, 5.64%, 7/1/11	6/3/04	1,085,445	1,085,445	916,769
Villa Bonita, Chez Royalle, Fitzhugh Apartments I, Dallas, TX, 7.88%, 4/1/13	2/21/03	769,004	769,004	769,004
Villa Bonita, Chez Royalle, Fitzhugh Apartments II, Dallas, TX, 11.88%, 4/1/13	2/21/03	147,657	147,657	141,035

			2,002,106	1,826,808

Single Family Loans — 0.4%
American Portfolio, 1 loan, California, 2.88%, 1/1/17	7/18/95	11,371	10,831	11,259
Anivan, 1 loan, Maryland, 2.88%, 10/1/15	6/14/96	33,510	33,727	33,916
Bank of New Mexico, 1 loan, New Mexico, 3.63%, 2/1/18	5/31/96	18,793	18,793	19,357
Bluebonnet Savings & Loan, 4 loans, Texas, 3.24%, 3/3/15	5/22/92	28,737	28,737	28,748
Fairbanks, 1 loan, Utah, 3.88%, 11/1/18	5/21/92	12,357	10,488	12,576
Knutson Mortgage Portfolio I, 1 loan, Montana, 9.75%, 12/1/15	2/26/92	3,712	3,542	3,823
McClemore, Matrix Funding Corporation, 1 loan, North Carolina, 10.50%, 8/1/19	9/9/92	32,045	30,443	33,006
Nomura III, 1 loan, California, 4.00%, 5/1/19	9/29/95	36,741	33,212	37,431
Rand Mortgage Corporation, 1 loan, Texas, 9.50%, 1/1/17	2/21/92	19,382	15,886	19,964

			185,659	200,080

Total Whole Loans			23,800,538	22,164,733

Corporate Note ¥ ¶ — 6.5%
Fixed Rate — 6.5%
Stratus Properties V, 7.25%, 3/31/15	6/1/07	3,500,000	3,500,000	3,570,000

Corporate Bonds — 28.1%
Banking ☒ — 9.4%
Bank of America, Series MTN, 5.00%, 5/13/21		1,275,000	1,366,960	1,462,207
Citigroup, 4.50%, 1/14/22		825,000	890,438	928,147
Goldman Sachs Group, 6.00%, 6/15/20		925,000	1,058,245	1,096,630
Morgan Stanley, 5.50%, 7/28/21		1,485,000	1,550,112	1,698,210

			4,865,755	5,185,194

Real Estate Investment Trusts — 18.7%
CommonWealth REIT, 5.88%, 9/15/20 ☒		1,325,000	1,438,498	1,420,347
Developers Diversified Realty, 4.63%, 7/15/22 ☒		1,500,000	1,625,956	1,632,950
Digital Realty, 3.63%, 10/1/22 ☒		1,500,000	1,497,959	1,490,004
Health Care REIT, 4.95%, 1/15/21		1,350,000	1,483,994	1,491,557

FIRST AMERICAN MORTGAGE FUNDS     |     2012 QUARTERLY REPORT

Schedule of Investments     |     November 30, 2012 (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	PAR/ SHARES	COST	VALUE ¶
Healthcare Realty, 5.75%, 1/15/21 ☒	$285,000	$319,504	$319,118
National Retail Properties, 3.80%, 10/15/22	750,000	781,590	767,798
Senior Housing Properties, 6.75%, 4/15/20 ☒	1,250,000	1,404,500	1,432,410
Weingarten Realty Investors, 3.38%, 10/15/22	1,700,000	1,701,555	1,702,650

		10,253,556	10,256,834

Total Corporate Bonds		15,119,311	15,442,028

U.S. Government Agency Mortgage-Backed Securities — 16.7%
Fixed Rate — 16.7%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231 a	152,849	154,805	164,320
9.00%, 7/1/30, #C40149	43,889	44,710	55,518
5.00%, 5/1/39, #G05430 a	706,648	723,534	758,290
Federal National Mortgage Association,
6.00%, 10/1/16, #610761 a	51,713	52,058	55,010
5.00%, 7/1/18, #724954 a	559,077	558,746	608,267
6.50%, 6/1/29, #252497 a	51,789	51,547	60,111
7.50%, 3/1/30, #495694	33,870	33,484	36,937
7.50%, 5/1/30, #535289 a	16,358	15,972	19,970
8.00%, 5/1/30, #538266 a	6,876	6,816	7,227
6.00%, 5/1/31, #535909 a	88,661	89,018	99,430
6.50%, 11/1/31, #613339 a	60,971	61,938	70,105
5.50%, 7/1/33, #720735 a	691,974	685,917	760,894
5.00%, 7/1/39, #935588 a	354,717	362,396	384,520
4.00%, 12/1/40, #AB1959 a	1,071,851	1,068,946	1,164,992
4.00%, 12/1/40, #MA0583 a	575,449	581,703	617,272
4.00%, 1/1/41, #MA0614 a	884,214	875,539	948,477
3.50%, 3/1/41, #AE0981 a	1,543,084	1,592,519	1,648,689
3.50%, 3/1/42, #AB4749 a	1,579,720	1,634,399	1,691,781

Total U.S. Government Agency Mortgage-Backed Securities		8,594,047	9,151,810

Commercial Mortgage-Backed Securities ¶ — 11.0%
Bear Stearns Commercial Mortgage Securities,
5.89%, 9/11/38, Series 2006-PW12, Class A4 Δ	1,200,000	1,001,109	1,377,951
5.69%, 6/11/50, Series 2007-PW17, Class A4	1,985,000	1,785,141	2,353,704
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.33%, 4/15/41 Δ	1,875,000	1,430,420	2,293,656

Total Commercial Mortgage-Backed Securities		4,216,670	6,025,311

Preferred Stocks — 35.4%
Real Estate Investment Trusts — 35.4%
Alexandria Real Estate Equities, Series E ☒	46,944	1,182,231	1,257,160
BRE Properties, Series D ☒	2,400	47,688	61,200
CommonWealth REIT, Series E ☒	58,480	1,508,824	1,450,889
Developers Diversified Realty, Series H ☒	12,060	247,230	304,515
Digital Realty, Series E ☒	48,414	1,231,102	1,318,265
Digital Realty, Series F ☒	6,000	152,580	160,500
Duke Realty, Series J ☒	2,100	52,246	52,645
Duke Realty, Series L ☒	8,750	167,300	219,625
Duke Realty, Series O ☒	20,300	479,080	524,552
Equity Residential Properties, Series K ☒	10,000	557,500	687,813
Health Care REIT, Series J ☒	57,700	1,490,045	1,559,706
Hospitality Properties, Series C ☒	17,256	433,988	435,714

FIRST AMERICAN MORTGAGE FUNDS     |     2012 QUARTERLY REPORT

Schedule of Investments     |     November 30, 2012 (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	SHARES	COST	VALUE ¶
Hospitality Properties, Series D ☒	12,972	$350,503	$341,812
Kimco Realty, Series J ☒	20,000	503,000	496,000
National Retail Properties, Series D ☒	59,996	1,522,323	1,576,695
ProLogis, Series L ☒	35,060	801,940	890,745
ProLogis, Series M ☒	5,600	139,850	141,120
ProLogis, Series R ☒	26,975	636,199	680,277
ProLogis, Series S ☒	3,800	79,800	95,713
PS Business Parks, Series R ☒	9,500	234,175	253,460
PS Business Parks, Series T ☒	23,000	578,450	595,010
Public Storage, Series A ☒	6,000	144,291	152,160
Public Storage, Series V	2,960	75,036	75,717
Public Storage, Series Z ☒	11,500	282,309	291,813
Realty Income, Series E ☒	37,060	714,246	943,177
Regency Centers, Series F ☒	31,000	842,350	839,908
Regency Centers, Series G	5,000	126,900	126,250
Senior Housing Properties ☒	21,000	512,400	511,770
Simon Property Group, Series J ☒	11,000	511,500	735,969
Vornado Realty, Series F ☒	20,000	503,000	506,876
Vornado Realty, Series G ☒	30,000	483,000	760,314
Vornado Realty, Series K ☒	11,867	300,829	303,083
Weingarten Realty Investors, Series D ☒	16,000	394,080	404,800
Weingarten Realty Investors, Series F ☒	25,500	608,175	647,164

Total Preferred Stocks		17,894,170	19,402,417

Total Unaffiliated Investments		73,124,736	75,756,299

Short-Term Investment — 2.8%
First American Prime Obligations Fund, Class Z, 0.06%	1,541,178	1,541,178	1,541,178

Total Investments ▲ — 140.9%		$74,665,914	$77,297,477

Other Assets and Liabilities, Net — (40.9)%			(22,432,933)

Total Net Assets — 100.0%			$54,864,544

FIRST AMERICAN MORTGAGE FUNDS     |     2012 QUARTERLY REPORT

Schedule of Investments     |     November 30, 2012 (unaudited)

American Strategic Income Portfolio (ASP)

¶	The fund’s investments in whole loans (single family, multifamily and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors, as further described below.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by U.S. Bancorp Asset Management, Inc. (“USBAM”) on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.

As of November 30, 2012, the fund held internally fair valued securities which are disclosed in footnote ¥.

¥	Securities purchased as part of a private placement which have not been registered with the U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On November 30, 2012, the total fair value of these securities was $25,734,733 or 46.9% of total net assets.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on November 30, 2012. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of November 30, 2012.

Loan has matured or will mature in the next couple months and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

¶	Interest Only - Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of November 30, 2012.

♦	Loan is currently in default with regards to scheduled interest and/or principal payments.

☒	Securities pledged as collateral for outstanding borrowings under a loan agreement with Bank of America, N.A. On November 30, 2012, securities valued at $30,680,473 were pledged as collateral for the following outstanding borrowings:

Amount	Rate *	Accrued Interest
$14,200,000	1.06%	$418

*	Interest rate as of November 30, 2012. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus 0.90%.

Description of collateral:

Corporate Bonds

Bank of America, Series MTN, 5.00%, 5/13/21, $1,275,000 par

Developers Diversified Realty, 4.63%, 7/15/22, $825,000 par

Goldman Sachs Group, 6.00%, 6/15/20, $925,000 par

Morgan Stanley, 5.50%, 7/28/21, $1,485,000 par

CommonWealth REIT, 5.88%, 9/15/20, $1,325,000 par

FIRST AMERICAN MORTGAGE FUNDS     |     2012 QUARTERLY REPORT

Schedule of Investments     |     November 30, 2012 (unaudited)

American Strategic Income Portfolio (ASP)

Developers Diversified Realty, 4.63%, 7/15/22, $1,500,000 par

Digital Realty, 3.63%, 10/1/22, $1,500,000 par

Healthcare Realty, 5.75%, 1/15/21, $285,000 par

Senior Housing Properties, 6.75%, 4/15/20, $1,250,000 par

Preferred Stocks

Alexandria Real Estate Equities, Series E, 46,944 shares

BRE Properties, Series D, 2,400 shares

CommonWealth REIT, Series E, 58,480 shares

Developers Diversified Realty, Series H, 12,060 shares

Digital Realty, Series E, 48,414 shares

Digital Realty, Series F, 6,000 shares

Duke Realty, Series J, 2,100 shares

Duke Realty, Series L, 8,750 shares

Duke Realty, Series O, 20,300 shares

Equity Residential Properties, Series K, 10,000 shares

Health Care REIT, Series J, 57,700 shares

Hospitality Properties, Series C, 17,256 shares

Hospitality Properties, Series D, 12,972 shares

Kimco Realty, Series J, 20,000 shares

National Retail Properties, Series D, 59,996 shares

ProLogis, Series L, 35,060 shares

ProLogis, Series M, 5,600 shares

ProLogis, Series R, 26,975 shares

ProLogis, Series S, 3,800 shares

PS Business Parks, Series R, 9,500 shares

PS Business Parks, Series T, 23,000 shares

Public Storage, Series A, 6,000 shares

Public Storage, Series Z, 11,500 shares

Realty Income, Series E, 37,060 shares

Regency Centers, Series F, 31,000 shares

Senior Housing Properties, 21,000 shares

Simon Property Group, Series J, 11,000 shares

Vornado Realty, Series F, 20,000 shares

Vornado Realty, Series G, 30,000 shares

Vornado Realty, Series K, 11,867 shares

Weingarten Realty Investors, Series D, 16,000 shares

Weingarten Realty Investors, Series F, 25,500 shares

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On November 30, 2012, securities valued at $9,059,355 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$ 8,553,000	11/14/12	0.40%	12/11/12	$1,616	(1)

*	Interest rate as of November 30, 2012. Rate is based on one-month LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $152,849 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $706,648 par

Federal National Mortgage Association, 6.00%, 10/1/16, $51,713 par

Federal National Mortgage Association, 5.00%, 7/1/18, $559,077 par

Federal National Mortgage Association, 6.50%, 6/1/29, $51,789 par

Federal National Mortgage Association, 7.50%, 5/1/30, $16,358 par

Federal National Mortgage Association, 8.00%, 5/1/30, $6,876 par

Federal National Mortgage Association, 6.00%, 5/1/31, $88,661 par

Federal National Mortgage Association, 6.50%, 11/1/31, $60,971 par

Federal National Mortgage Association, 5.50%, 7/1/33, $691,974 par

Federal National Mortgage Association, 5.00%, 7/1/39, $354,717 par

Federal National Mortgage Association, 4.00%, 12/1/40, $1,071,851 par

FIRST AMERICAN MORTGAGE FUNDS     |     2012 QUARTERLY REPORT

Schedule of Investments     |     November 30, 2012 (unaudited)

American Strategic Income Portfolio (ASP)

Federal National Mortgage Association, 4.00%, 12/1/40, $575,449 par

Federal National Mortgage Association, 4.00%, 1/1/41, $884,214 par

Federal National Mortgage Association, 3.50%, 3/1/41, $1,543,084 par

Federal National Mortgage Association, 3.50%, 3/1/42, $1,579,720 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

Δ	Variable Rate Security—The rate shown is the net coupon rate in effect as of November 30, 2012.

Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of November 30, 2012.

▲	On November 30, 2012, the cost of investments for federal income tax purposes was approximately $74,665,914. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$4,944,794
Gross unrealized depreciation	(2,313,231)

Net unrealized appreciation	$2,631,563

REIT—Real Estate Investment Trust

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2012, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Whole Loans	$—	$—	$22,164,733	$22,164,733
Corporate Note	—	—	3,570,000	3,570,000
Corporate Bonds	—	15,442,028	—	15,442,028
U.S. Government Agency Mortgage-Backed Securities	—	9,151,810	—	9,151,810
Commercial Mortgage-Backed Securities	—	6,025,311	—	6,025,311
Preferred Stocks	19,402,417	—	—	19,402,417
Short-Term Investment	1,541,178	—	—	1,541,178

Total Investments	$20,943,595	$30,619,149	$25,734,733	$77,297,477

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Whole Loans	Corporate Note	Total Fair Value
Balance as of August 31, 2012	$24,550,294	$3,570,000	$28,120,294
Accrued discounts/premiums	101	—	101
Realized gain (loss)	2,121	—	2,121

FIRST AMERICAN MORTGAGE FUNDS     |     2012 QUARTERLY REPORT

Schedule of Investments     |     November 30, 2012 (unaudited)

American Strategic Income Portfolio (ASP)

Net change in unrealized appreciation or depreciation	(202,647)	—	(202,647)
Purchases	—	—	—
Sales	(2,185,136)	—	(2,185,136)

Balance as of November 30, 2012	$22,164,733	$3,570,000	$25,734,733

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of November 30, 2012	$(200,858)	$—	$(200,858)

During the period ended November 30, 2012, the fund recognized no transfers between fair value levels.

Valuation Methodologies for Fair Value Measurements Categorized within Levels 2 and 3

U.S. Government Agency and Commercial Mortgage-Backed Securities and Corporate Bonds

U.S. government agency and commercial mortgage-backed securities and corporate bonds are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.

Commercial and Multifamily Whole Loans

Commercial and multifamily whole loans are analyzed using a pricing methodology designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments (the “discounted cash flow” methodology). For commercial and multifamily whole loans, this pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, the borrower’s creditworthiness (i.e. the debt service coverage ratio), lien position, delinquency status, and the projected rate of prepayments. For first lien loans, if the resulting price from the discounted cash flow methodology is lower than the current average loss recovery on commercial mortgage-backed securities (the “price floor”), the loan will be fair valued at the price floor (the “price floor” methodology). In addition, for all loans, if the resulting price from the discounted cash flow methodology is above the loan’s par value plus any prepayment penalty (the “price ceiling”), the loan will be fair valued at the price ceiling (the “price ceiling” methodology). Newly purchased loans are fair valued at cost and subsequently analyzed using the discounted cash flow methodology. Loans with a pending short payoff will be fair valued at the anticipated recovery rate. Valuations of commercial and multifamily whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

The significant unobservable inputs used in the determination of fair value using the discounted cash flow methodology for commercial and multifamily whole loans include yield spreads and debt service coverage ratios. Significant increases (decreases) in yield spreads would result in lower (higher) fair values. A significant decrease (increase) in the debt service coverage ratio of a loan’s borrower could result in lower (higher) fair values.

Single Family Whole Loans

Single family whole loans are analyzed using the discounted cash flow methodology. For single family whole loans, the pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, delinquency status, loan to value, lien position, and prepayment speeds. If the resulting price from the discounted cash flow methodology is above 103% of the loan’s par value (the “price ceiling”), the loan will be fair valued at the price ceiling (the “price ceiling” methodology). Valuations of single family whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for single family whole loans is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

Corporate Notes

Corporate notes are analyzed using the discounted cash flow methodology. For corporate notes, the pricing methodology takes into account changes in prevailing interest rates and yield spreads. If the resulting price from the discounted cash flow methodology is above the note’s par value plus any prepayment penalty (the “price ceiling”), the note will be fair valued at the price ceiling (the “price ceiling” methodology). Currently all corporate notes are fair valued at the price ceiling. Valuations of corporate notes are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of corporate notes can only be determined in negotiations between the fund and third parties.

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for corporate notes is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

For commercial, multifamily and single family whole loans and corporate notes, if USBAM concludes that the fundamentals of a loan or its underlying collateral do not support the use of the discounted cash flow, price ceiling or price floor methodologies, a fair value determination may be made by the USBAM valuation committee as described below.

FIRST AMERICAN MORTGAGE FUNDS     |     2012 QUARTERLY REPORT

Schedule of Investments     |     November 30, 2012 (unaudited)

American Strategic Income Portfolio (ASP)

Quantitative Information about Level 3 Fair Value Measurement

	Fair Value at November 30, 2012	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
ASP
Commercial & Multifamily			Yield Spread	2.36% – 2.37% (2.37%)
Whole Loans	$3,379,972	Discounted Cash Flow	Debt Service Coverage Ratio	0.76 – 1.74 (0.94)
Commercial & Multifamily Whole
Loans, Corporate Notes	20,199,894	Price Ceiling	N/A	N/A
Commercial Whole Loans	1,954,787	Price Floor	Loss Severity	38.7%
Single Family Whole Loans	123,930	Discounted Cash Flow	Yield Spread	1.56% – 3.00% (2.27%)
Single Family Whole Loans	76,150	Price Ceiling	N/A	N/A

Valuation Process for Fair Value Measurements Categorized within Level 3

The fund’s board of directors (the “board”) has adopted policies and procedures for the valuation of the fund’s investments (the “valuation procedures”). The valuation procedures establish a valuation committee consisting of representatives from USBAM investment management, legal, treasury and compliance departments (the “valuation committee”). The board has authorized the valuation committee to make fair value determinations in accordance with the valuation procedures. The audit committee of the board meets on a regular basis to, among other things, review fair value determinations made by the valuation committee, monitor the appropriateness of any previously determined fair value methodology, and approve in advance any proposed changes to such methodology, and present such changes for ratification by the board.

FIRST AMERICAN MORTGAGE FUNDS     |     2012 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: January 28, 2013

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: January 28, 2013